================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2012

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2012

SUNAMERICA
Money Market Fund

[LOGO]

        DECEMBER 31, 2012                                          ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

                        TABLE OF CONTENTS


          SHAREHOLDERS' LETTER....................................  1
          EXPENSE EXAMPLE.........................................  4
          STATEMENT OF ASSETS AND LIABILITIES.....................  6
          STATEMENT OF OPERATIONS.................................  7
          STATEMENT OF CHANGES IN NET ASSETS......................  8
          FINANCIAL HIGHLIGHTS....................................  9
          PORTFOLIO OF INVESTMENTS................................ 10
          NOTES TO FINANCIAL STATEMENTS........................... 13
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 20
          DIRECTORS AND OFFICERS INFORMATION...................... 21
          SHAREHOLDER TAX INFORMATION............................. 24
          RESULTS OF SPECIAL SHAREHOLDER MEETING.................. 25

        DECEMBER 31, 2012                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this annual shareholder report for the SunAmerica Money Market Funds, Inc./*/ for the 12 month period ended December 31, 2012.

For the money markets, the annual period was one wherein mixed U.S. and international economic data, political uncertainty, Federal Reserve Board (the "Fed") policy, and supply/demand conditions within the repurchase agreement and U.S. Treasury securities markets combined to push money market yields lower.

On the whole, the annual period was marked by a slowing worldwide economy and a low yield environment. The U.S. economy expanded moderately, notwithstanding some apparent slowing in global growth, as domestic indicators pointed to improvement in overall labor market conditions and advancing household spending. Business fixed investment appeared to be increasing less rapidly. Inflation moderated during the annual period, and longer-term inflation expectations remained relatively stable. Throughout, the Fed maintained its target range for the Federal Funds Rate at 0% to 0.25%. In September 2012, the Fed stated it continued to anticipate that U.S. economic conditions, including low rates of resource utilization, subdued inflation trends and stable inflation expectations, are likely to warrant exceptionally low levels of the Federal Funds Rate through at least mid-2015. The Fed also decided, at its September 2012 meeting, to increase monetary policy accommodation by purchasing additional agency mortgage-backed securities at a pace of $40 billion per month via a third round of quantitative easing, dubbed QE3. In December, the Fed committed to an open-ended purchase program of $85 billion per month, inclusive of the $40 billion per month in continuing mortgage-backed securities purchases plus $45 billion per month of U.S. Treasury purchases. For the first time, the Fed also replaced date-specific Federal Funds Rate guidance with open-ended guidance based on unemployment and inflation data thresholds, wherein U.S. unemployment would need to reach 6.5% or below and inflation would need to exceed 2.5% a year before the Fed would raise interest rates.

With the Fed keeping the targeted Federal Funds Rate near zero throughout the annual period and with no near-term indication of this changing, money market yields remained anchored near zero as well, and the taxable money market yield curve was extremely flat, meaning the difference between yields at the short-term end of the money market yield curve and the longer-term end was quite narrow. Indeed, with interest rates remaining near zero and with securities even being offered at negative rates at times, the annual period did not provide many opportunities to add yield.

There were also significant regulatory developments relating to tightening money market funds regulation during the annual period. In August 2012, the Securities and Exchange Commission ("SEC") chair was unable to persuade a majority of the SEC Commissioners to vote in favor of its reform proposal to tighten regulation of money market funds. Despite some resistance, in November 2012, the Financial Stability Oversight Council ("FSOC") came forth with three proposed alternative reform scenarios for money market funds. Proposals include mandating floating net asset values, requiring a capital buffer to absorb losses and imposing limits on redemptions. The immediate next steps were a 60-day comment period on the FSOC recommendations, followed by a final recommendation to the SEC in late January 2013. At the end of the annual period, it was unclear whether any money market reform would be enacted anytime in the near future. (THE FSOC ANNOUNCED ON JANUARY 15, 2013 THAT IT HAD EXTENDED THE COMMENT PERIOD FOR PROPOSED RECOMMENDATIONS FOR MONEY MARKET MUTUAL FUND REFORM UNTIL FEBRUARY 15, 2013 TO ALLOW THE PUBLIC MORE TIME TO REVIEW, CONSIDER AND COMMENT ON THE PROPOSED RECOMMENDATIONS.)

   On the following pages, you will find a brief discussion of the annual period from the portfolio manager, as well as detailed financial statements and portfolio information for the SunAmerica Money Market Fund for the annual period ended December 31, 2012.

        DECEMBER 31, 2012                                          ANNUAL REPORT

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.




--------
Past performance is no guarantee of future results.

*Effective March 2, 2012, the SunAmerica Municipal Money Market Fund was liquidated.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUND

ANDREW DOULOS, PORTFOLIO MANAGER
SUNAMERICA ASSET MANAGEMENT CORP.

   The SunAmerica Money Market Fund (Class A) returned 0.01%/*/ for the annual period ended December 31, 2012, as compared with the three-month T-Bill index+, which returned 0.07% for the same period.

   Fund performance was affected most by historically low interest rates that persisted throughout 2012. Yields on money market securities moved up and down within a rather tight range throughout the annual period, with one-month certificates of deposit (CDs) yielding approximately 0.17% at year end 2012 compared to roughly 0.22% at year end 2011 and averaging 0.175% for the annual period as a whole. Muted Fund performance was compounded by the fact that increased risk appetite during the annual period helped pull credit spreads tighter.

   While money market yields were low throughout the annual period, the Fund continued to seek current income to the extent consistent with liquidity and stability of principal. We were able to navigate interest rate risk by adjusting the Fund's weighted average maturity/**/ as market conditions shifted. We were able to mitigate potential credit risk by buying high quality, creditworthy names, which helped buoy the Fund's performance.

   More specifically, given the low yield environment that existed throughout the year, we employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve, and in longer-dated floating-rate securities. This strategy enabled us to provide a cushion of liquidity in the near term, i.e. one to seven days, and to garner the somewhat greater yield, albeit a modest gain given the flat yield curve during the annual period, available from investments with longer-dated maturities, i.e. those with reset dates of 90 days.

   Throughout the annual period, the Fund maintained a weighted average maturity below the 60 day maximum mandated by the SEC. Indeed, the Fund's weighted average maturity was managed to achieve a range between 45 to 50 days for most of the annual period. As of December 31, 2012, the Fund's weighted average maturity stood at approximately 49 days.

   The Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper and certificates of deposit throughout the annual period.

--------
Past performance is no guarantee of future results.

/*/SunAmerica has voluntarily waived fees and/or reimbursed expenses of the Fund during the annual period ended December 31, 2012 to avoid a negative yield on any class of the Fund.

+As measured by the Citigroup 3-Month Treasury Bill Index, an unmanaged index that tracks short-term U.S. government debt instruments. Indices are not managed and an investor cannot invest directly into an index.

/**/Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities listed may or may not be a part of current portfolio construction.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2012 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder in the SunAmerica Money Market Fund, you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2012 and held until December 31, 2012.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2012" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2012" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2012 -- (UNAUDITED) (CONTINUED)

                                      ACTUAL                                               HYPOTHETICAL
              ------------------------------------------------------- -------------------------------------------------------
                                      ENDING                                              ENDING ACCOUNT
                                   ACCOUNT VALUE     EXPENSES PAID                          VALUE USING      EXPENSES PAID
                  BEGINNING        USING ACTUAL        DURING THE         BEGINNING      A HYPOTHETICAL 5%     DURING THE
                ACCOUNT VALUE       RETURNS AT      SIX MONTHS ENDED    ACCOUNT VALUE    ASSUMED RETURN AT  SIX MONTHS ENDED
FUND#         AS OF JULY 1, 2012 DECEMBER 31, 2012 DECEMBER 31, 2012* AS OF JULY 1, 2012 DECEMBER 31, 2012 DECEMBER 31, 2012*
-----         ------------------ ----------------- ------------------ ------------------ ----------------- ------------------
Money Market
   Class A...     $1,000.00          $1,000.05           $1.11            $1,000.00          $1,024.03           $1.12
   Class I...     $1,000.00          $1,000.05           $1.11            $1,000.00          $1,024.03           $1.12


                EXPENSE
                 RATIO
                 AS OF
              DECEMBER 31,
FUND#            2012*
-----         ------------
Money Market
   Class A...     0.22%
   Class I...     0.22%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advise for more information.
# During the stated period, the investment adviser and distributor either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2012" and "Expense Ratios" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2012

                                                                   MONEY
                                                                   MARKET
                                                                    FUND
                                                                ------------
   ASSETS:
   Investments at value * (unaffiliated)....................... $709,012,126
   Repurchase agreements (cost approximates value).............   75,283,000
                                                                ------------
    Total Investments.......................................... $784,295,126
                                                                ------------

   Cash........................................................          372
   Receivable for:
    Fund shares sold...........................................      345,575
    Dividends and interest.....................................      556,097
   Prepaid expenses and other assets...........................        7,746
   Due from investment adviser for expense reimbursements/fee
    waivers....................................................      331,470
   Due from distributor for fee waivers........................       92,585
                                                                ------------
    Total assets...............................................  785,628,971
                                                                ------------
   LIABILITIES:
   Payable for:
    Fund shares redeemed.......................................      465,649
    Investment advisory and management fees....................      309,183
    Distribution and service maintenance fees..................       92,585
    Transfer agent fees and expenses...........................      163,383
    Directors' fees and expenses...............................       19,216
    Other accrued expenses.....................................      147,630
   Dividends payable...........................................       22,296
                                                                ------------
    Total liabilities..........................................    1,219,942
                                                                ------------
      Net Assets............................................... $784,409,029
                                                                ============
   NET ASSETS REPRESENTED BY:
   Common stock, $.001 par value (10 billion shares authorized) $    785,553
   Paid-in capital.............................................  784,842,705
                                                                ------------
                                                                 785,628,258
   Accumulated undistributed net investment income (loss)......      (28,365)
   Accumulated undistributed net realized gain(loss) on
    investments................................................   (1,190,864)
                                                                ------------
      Net assets............................................... $784,409,029
                                                                ============
   CLASS A:
   Net assets.................................................. $768,643,825
   Shares outstanding..........................................  769,784,844
   Net asset value and redemption price per share (excluding
    any applicable contingent deferred sales charge)........... $       1.00
                                                                ============
   CLASS I:
   Net assets.................................................. $ 15,765,204
   Shares outstanding..........................................   15,768,504
   Net asset value and redemption price per share.............. $       1.00
                                                                ============

   *Amortized cost of investment securities (unaffiliated).....  709,012,126
                                                                ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                        MONEY MARKET
                                                                            FUND
                                                                        ------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................ $ 1,540,584
                                                                        -----------
   Total investment income.............................................   1,540,584
                                                                        -----------
EXPENSES:
Investment advisory and management fees................................   3,358,415
Distribution and service maintenance fees:
 Class A...............................................................     996,890
Transfer agent fees and expenses:
 Class A...............................................................   1,516,980
 Class I...............................................................      33,313
Registration fees:
 Class A...............................................................      33,907
 Class I...............................................................       8,400
Custodian and accounting fees..........................................     129,250
Reports to shareholders................................................     127,346
Audit and tax fees.....................................................      49,956
Legal fees.............................................................      30,278
Directors' fees and expenses...........................................      63,491
Other expenses.........................................................      18,174
                                                                        -----------
   Total expenses before fee waivers, expense reimbursements and
    custody credits....................................................   6,366,400
   Fees waived and expenses reimbursed by investment adviser &
    distributor (Note 3)...............................................  (4,893,115)
   Custody credits earned on cash balances.............................        (444)
                                                                        -----------
   Net expenses........................................................   1,472,841
                                                                        -----------
Net investment income (loss)...........................................      67,743
                                                                        -----------
Net realized gain (loss) on investments................................      20,077
                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $    87,820
                                                                        ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                          FOR THE YEAR  FOR THE YEAR
                                                                                             ENDED         ENDED
                                                                                          DECEMBER 31,  DECEMBER 31,
                                                                                              2012          2011
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     67,743  $     70,884
  Net realized gain (loss) on investments................................................       20,077           166
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     87,820  $     71,050
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (66,757)      (69,254)
  Net investment income (Class I)........................................................       (1,510)       (1,442)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (68,267)      (70,696)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).   76,249,468   (26,506,418)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   76,269,021   (26,506,064)
                                                                                          ============  ============
NET ASSETS:
Beginning of period......................................................................  708,140,008   734,646,072
                                                                                          ------------  ------------
End of period*........................................................................... $784,409,029  $708,140,008
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (28,365) $    (27,841)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                        MONEY MARKET FUND
                                        -----------------
                NET                           NET                                     RATIO OF NET
               ASSET              DIVIDENDS  ASSET             NET ASSETS  RATIO OF    INVESTMENT
               VALUE      NET      FROM NET  VALUE               END OF    EXPENSES    INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL      PERIOD   TO AVERAGE    AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)   (000'S)   NET ASSETS   NET ASSETS
------------ --------- ---------- ---------- ------ ---------  ---------- ----------  ------------
                                             CLASS A
                                             -------
  12/31/08     $1.00     $0.02      $(0.02)  $1.00    1.84%(4)  $995,968     0.94%        1.86%
  12/31/09      1.00      0.00       (0.00)   1.00    0.12(5)    760,577     0.78(3)      0.14(3)
  12/31/10      1.00      0.00       (0.00)   1.00    0.01(6)    719,671     0.29(3)      0.01(3)
  12/31/11      1.00      0.00       (0.00)   1.00    0.01       692,515     0.17(3)      0.01(3)
  12/31/12      1.00      0.00       (0.00)   1.00    0.01       768,644     0.22(3)      0.01(3)
                                             CLASS I
                                             -------
  12/31/08     $1.00     $0.02      $(0.02)  $1.00    1.98%(4)  $ 16,998     0.80%(3)     1.97%(3)
  12/31/09      1.00      0.00       (0.00)   1.00    0.20(5)     14,648     0.69(3)      0.21(3)
  12/31/10      1.00      0.00       (0.00)   1.00    0.01(6)     14,975     0.29(3)      0.01(3)
  12/31/11      1.00      0.00       (0.00)   1.00    0.01        15,625     0.18(3)      0.01(3)
  12/31/12      1.00      0.00       (0.00)   1.00    0.01        15,765     0.22(3)      0.01(3)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/08 12/31/09 12/31/10 12/31/11 12/31/12
                            -------- -------- -------- -------- --------
       Class A.............     -- %   0.21%    0.64%    0.76%    0.72%
       Class I.............   0.18     0.34     0.51     0.60     0.62

(4) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been 0.82% for Class A shares and 0.96% for Class I shares.
(5) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been (0.88)% for Class A shares and would have remained unchanged for Class I shares.
(6) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- DECEMBER 31, 2012 -- (UNAUDITED)

                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  36.1%
                   Foreign Banks.....................  20.3
                   U.S. Government Treasuries........  11.8
                   Repurchase Agreements.............   9.6
                   Money Center Banks................   8.1
                   Commercial Banks-Canadian.........   4.1
                   Super-Regional Banks-US...........   3.8
                   Commercial Banks..................   3.6
                   Diversified Financial Services....   1.8
                   Finance...........................   0.8
                                                      -----
                                                      100.0%
                                                      =====

                   Weighted average days to maturity.  48.9

                      CREDIT QUALITY ALLOCATION@#
                      A-1.........................  99.9%
                      Not Rated+..................   0.1
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating or the rating is unavailabe from the date source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012


                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         SHORT-TERM INVESTMENT SECURITIES -- 90.4%
         CERTIFICATES OF DEPOSIT -- 23.2%
         Citibank NA
          0.20% due 01/22/2013................ $14,300,000 $ 14,300,000
         Credit Agricole Corporate and
          Investment Bank NY
          0.20% due 01/02/2013................  14,400,000   14,400,000
         Credit Agricole Corporate and
          Investment Bank NY
          0.25% due 01/22/2013................  14,300,000   14,300,000
         Deutsche Bank AG NY
          0.30% due 01/28/2013................  14,000,000   14,000,000
         Deutsche Bank AG NY FRS
          0.71% due 03/15/2013................  13,000,000   13,000,000
         Nordea Bank Finland PLC NY
          0.29% due 04/26/2013................  14,250,000   14,250,000
         Rabobank Nederland NV NY FRS
          0.42% due 01/18/2013................  12,850,000   12,850,000
         Rabobank Nederland NV NY FRS
          0.45% due 07/11/2013................  16,000,000   16,000,000
         Royal Bank of Canada NY FRS
          0.40% due 11/04/2013................  13,500,000   13,500,000
         Royal Bank of Canada NY FRS
          0.42% due 04/02/2013................  11,150,000   11,152,555
         Svenska Handelsbanken NY
          0.25% due 01/18/2013................  14,400,000   14,400,000
         Svenska Handelsbanken NY
          0.26% due 03/13/2013................  15,000,000   15,000,148
         UBS AG Stamford CT FRS
          0.38% due 04/19/2013................  15,000,000   15,000,000
                                                           ------------
         TOTAL CERTIFICATES OF DEPOSIT
           (amortized cost $182,152,703)......              182,152,703
                                                           ------------
         COMMERCIAL PAPER -- 11.6%
         BNP Paribas Finance, Inc.
          0.12% due 01/03/2013................  30,000,000   29,999,800
         Lloyds TSB Bank PLC
          0.25% due 02/04/2013................  17,383,000   17,378,896
         Nordea North America, Inc.
          0.24% due 02/08/2013................  15,000,000   14,996,200
         State Street Corp.
          0.21% due 03/05/2013................  14,500,000   14,494,671
         State Street Corp.
          0.21% due 04/12/2013................  14,000,000   13,991,751
                                                           ------------
         TOTAL COMMERCIAL PAPER
           (amortized cost $90,861,318).......               90,861,318
                                                           ------------
         U.S. CORPORATE BONDS & NOTES -- 4.6%
         Bank of America NA
          0.22% due 01/14/2013................  15,000,000   15,000,000
         Bank of America NA
          0.30% due 02/11/2013................  15,000,000   15,000,000
         General Electric Capital Corp. FRS
          0.46% due 05/08/2013................   3,274,000    3,276,559
         General Electric Capital Corp.
          2.80% due 01/08/2013................   2,700,000    2,701,375
                                                           ------------
         TOTAL U.S. CORPORATE BONDS & NOTES
           (amortized cost $35,977,934).......               35,977,934
                                                           ------------

                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT     (NOTE 2)
         -------------------------------------------------------------
         MEDIUM TERM NOTES -- 3.1%
         JPMorgan Chase & Co. FRS
          0.96% due 02/26/2013................ $17,370,000 $17,388,292
         Royal Bank of Canada
          2.10% due 07/29/2013................   7,000,000   7,070,245
                                                           -----------
         TOTAL MEDIUM TERM NOTES
           (amortized cost $24,458,537).......              24,458,537
                                                           -----------
         U.S. GOVERNMENT AGENCIES -- 36.1%
         Agency for International Development
          Panama FRS
          0.68% due 05/15/2015................     687,828     688,381
         Federal Farm Credit Bank
           0.18% due 09/11/2013...............  13,600,000  13,582,796
           0.19% due 01/28/2013...............   5,200,000   5,199,259
         Federal Farm Credit Bank FRS
           0.18% due 03/15/2013...............     550,000     550,024
           0.18% due 04/17/2013...............  13,300,000  13,301,184
           0.18% due 06/04/2013...............  13,130,000  13,129,446
           0.18% due 07/24/2013...............   9,435,000   9,435,538
           0.18% due 09/16/2013...............     800,000     800,061
           0.19% due 02/11/2013...............  28,000,000  28,000,000
           0.20% due 07/02/2013...............  13,280,000  13,280,000
           0.20% due 11/18/2013...............   1,800,000   1,800,320
           0.21% due 08/06/2013...............   5,250,000   5,249,985
           0.21% due 03/26/2014...............   6,700,000   6,699,163
           0.23% due 08/22/2013...............   5,000,000   5,002,299
           0.24% due 03/06/2013...............   7,790,000   7,790,342
           0.25% due 01/25/2013...............     500,000     500,017
           0.27% due 06/26/2013...............     595,000     595,322
           0.28% due 08/28/2013...............   4,100,000   4,100,544
           0.30% due 07/10/2013...............   1,230,000   1,230,451
         Federal Home Loan Bank
           0.12% due 02/01/2013...............   7,000,000   6,999,277
           0.13% due 01/02/2013...............  20,500,000  20,499,918
           0.13% due 08/20/2013...............   4,000,000   3,998,099
           0.14% due 02/06/2013...............   9,000,000   8,998,740
           0.15% due 01/23/2013...............   8,400,000   8,399,230
           0.17% due 05/03/2013...............   9,000,000   8,994,968
           0.18% due 02/15/2013...............   8,150,000   8,149,669
           0.21% due 04/08/2013...............   6,420,000   6,416,367
         Federal Home Loan Bank FRS
           0.10% due 04/09/2013...............  11,550,000  11,550,000
           0.17% due 04/18/2013...............  16,250,000  16,249,881
           0.18% due 04/12/2013...............   1,000,000   1,000,012
           0.22% due 07/25/2013...............  10,150,000  10,149,715
         Federal Home Loan Mtg. Corp.
           0.15% due 03/19/2013...............   8,500,000   8,497,273
           0.16% due 06/25/2013...............   9,000,000   8,993,000
         Federal Home Loan Mtg. Corp. FRS
           0.15% due 05/16/2013...............   2,300,000   2,300,000
           0.16% due 02/04/2013...............   4,820,000   4,820,272
           0.16% due 05/06/2013...............     550,000     550,003
           0.16% due 06/03/2013...............     800,000     800,000
           0.17% due 03/21/2013...............   1,300,000   1,300,063
         Federal National Mtg. Assoc.
           0.15% due 02/14/2013...............   6,500,000   6,498,808
           0.16% due 03/04/2013...............   5,500,000   5,498,484
           4.13% due 04/15/2013...............     800,000     809,019

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         U.S. GOVERNMENT AGENCIES (CONTINUED)
         Federal National Mtg. Assoc. FRS
          0.20% due 08/12/2013................ $   925,000 $    925,173
                                                           ------------
         TOTAL U.S. GOVERNMENT AGENCIES
           (amortized cost $283,333,103)......              283,333,103
                                                           ------------
         U.S. GOVERNMENT TREASURIES -- 11.8%
         United States Treasury Bills
           0.13% due 06/27/2013...............  15,000,000   14,990,413
           0.14% due 06/06/2013...............   9,500,000    9,494,464
           0.17% due 03/07/2013...............   5,800,000    5,798,220
           0.18% due 04/04/2013...............  14,350,000   14,343,301
         United States Treasury Notes
           0.25% due 01/31/2014...............     750,000      750,594
           0.38% due 07/31/2013...............   1,150,000    1,151,423
           0.50% due 11/15/2013...............   5,700,000    5,715,212
           1.00% due 01/15/2014...............   6,650,000    6,706,676
           1.38% due 01/15/2013...............  12,850,000   12,855,839
           1.38% due 02/15/2013...............  12,970,000   12,988,854
           3.88% due 02/15/2013...............   7,400,000    7,433,535
                                                           ------------
         TOTAL U.S. GOVERNMENT TREASURIES
           (amortized cost $92,228,531).......               92,228,531
                                                           ------------
         TOTAL SHORT-TERM INVESTMENT SECURITIES -- 90.4%
           (amortized cost $709,012,126)......              709,012,126
                                                           ------------

                                               PRINCIPAL      VALUE
                SECURITY DESCRIPTION            AMOUNT       (NOTE 2)
         --------------------------------------------------------------
         REPURCHASE AGREEMENTS -- 9.6%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(1)............ $13,223,000  $ 13,223,000
         UBS Securities LLC Joint Repurchase
          Agreement(1).......................  62,060,000    62,060,000
                                                           ------------
         TOTAL REPURCHASE AGREEMENTS -- 9.6%
           (amortized cost $75,283,000)......                75,283,000
                                                           ------------
         TOTAL INVESTMENTS
           (amortized cost $784,295,126)(2)..       100.0%  784,295,126
         OTHER ASSETS LESS LIABILITIES.......         0.0       113,903
                                              -----------  ------------
         NET ASSETS..........................       100.0% $784,409,029
                                              ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At December 31, 2012, the cost of securities for federal income tax purposes was the same for book purposes.
FRS--Floating Rate Securities
The rates shown on FRS are the current interest rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2012 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- ------------
Assets:
  Short-Term Investment Securities:
   Certificates of Deposit...........         $--           $182,152,703            $--          $182,152,703
   Commercial Paper..................          --             90,861,318             --            90,861,318
   U.S. Corporate Bonds & Notes......          --             35,977,934             --            35,977,934
   Medium Term Notes.................          --             24,458,537             --            24,458,537
   U.S. Government Agencies..........          --            283,333,103             --           283,333,103
   U.S. Government Treasuries........          --             92,228,531             --            92,228,531
  Repurchase Agreements..............          --             75,283,000             --            75,283,000
                                              ---           ------------            ---          ------------
TOTAL................................         $--           $784,295,126            $--          $784,295,126
                                              ===           ============            ===          ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012


NOTE 1. ORGANIZATION

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Money Market Fund ("the Fund"). On March 2, 2012, the SunAmerica Municipal Money Market Fund was liquidated. The Fund is advised by SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATIONS: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

   about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Corporation's Board of Directors ("Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the inputs used to value the Fund's net assets as of December 31, 2012 are reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (the "SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

   repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2012, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                            PERCENTAGE  PRINCIPAL
                                            OWNERSHIP    AMOUNT
                                            ---------- -----------
             Money Market Fund.............    4.49%   $13,223,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated December 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $294,279,000, a repurchase price of $294,279,163, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Bonds...........   3.13%  11/15/2041   $271,041,778   $276,462,614
U.S. Treasury Notes...........   0.63   08/31/2017     23,237,222     23,707,231

   As of December 31, 2012, the Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                                            PERCENTAGE  PRINCIPAL
                                            OWNERSHIP    AMOUNT
                                            ---------- -----------
             Money Market Fund.............   62.06%   $62,060,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.15% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,833, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Inflation
  Indexed Notes...............   1.25%  07/15/2020   $100,000,000   $102,000,043

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

   the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011 or expected to be taken in the Fund's 2012 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

   NEW ACCOUNTING PRONOUNCEMENTS: In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

   In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AND SERVICE AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of the waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2012, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $7,273 for Class I.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the year ended December 31, 2012, SunAmerica voluntarily waived fees and/or reimbursed expenses of $3,803,476 and $85,476 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. Accordingly, SACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, SACS has agreed to waive up to 0.15% of the fees it receives under the Plans. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the year ended December 31, 2012, SACS voluntarily waived fees as follows: Class A $996,890.

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. SACS has advised the Fund for the year ended December 31, 2012, the proceeds received from redemptions are as follows:

        Class A..................................................... $37

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2012, the Fund incurred the following expenses which are included in the transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                       PAYABLE AT
          FUND                            EXPENSES  DECEMBER 31, 2012
          ----                           ---------- -----------------
          Money Market Class A.......... $1,457,306     $135,792
          Money Market Class I..........     33,119        2,941

   As of December 31, 2012, 85% of the Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


NOTE 4. FEDERAL INCOME TAXES

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from post October capital loss deferrals, dividends payable, and cumulative pension expenses.

        DISTRIBUTABLE EARNINGS                      TAX DISTRIBUTIONS
----------------------------------------   ---------------------------------------------------------------------------
 FOR THE YEAR ENDED DECEMBER 31, 2012      FOR THE YEAR ENDED DECEMBER 31, 2012    FOR THE YEAR ENDED DECEMBER 31, 2011
----------------------------------------   -------------------------------------   -------------------------------------
          LONG-TERM GAINS/  UNREALIZED                         LONG-TERM                               LONG-TERM
ORDINARY    CAPITAL AND    APPRECIATION    ORDINARY            CAPITAL             ORDINARY            CAPITAL
INCOME     OTHER LOSSES    (DEPRECIATION)  INCOME               GAINS              INCOME               GAINS
--------  ---------------- --------------  --------            ---------           --------            ---------
 $ --      $(1,190,747)        $ --        $68,267               $ --              $70,696               $ --

   At December 31, 2012, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains of $1,190,747 expiring in 2016 and $0 unlimited capital losses.+

   Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2012, Fund elected to defer post October long-term capital losses in the amount of $117.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the period ended December 31, 2012 and for the prior year were as follows:

                                                    MONEY MARKET FUND
                         ----------------------------------------------------------------------
                                       CLASS A                             CLASS I
                         ----------------------------------  ----------------------------------
                              FOR THE           FOR THE           FOR THE           FOR THE
                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                         DECEMBER 31, 2012 DECEMBER 31, 2011 DECEMBER 31, 2012 DECEMBER 31, 2011
                         ----------------- ----------------- ----------------- -----------------
Shares sold.............   $ 565,144,937     $ 654,745,945      $ 9,071,617       $ 9,890,008
Reinvested dividends....          64,666            66,993            1,487             1,416
Shares redeemed.........    (489,099,862)     (681,969,401)      (8,933,377)       (9,241,379)
                           -------------     -------------      -----------       -----------
Net increase (decrease).   $  76,109,741     $ (27,156,463)     $   139,727       $   650,045
                           =============     =============      ===========       ===========

NOTE 6. DIRECTORS' RETIREMENT PLAN

   The Directors of the Corporation have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.


--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding change during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                               RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                                  LIABILITY        EXPENSE        PAYMENTS
                                               --------------- --------------- ---------------
FUND                                                       AS OF DECEMBER 31, 2012
----                                           -----------------------------------------------
Money Market
  Fund........................................     $16,733         $1,063          $6,378

NOTE 7. INTERFUND LENDING AGREEMENT

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2012, the Fund did not participate in this program.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Fund,
Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Fund, Inc. (the "Fund") at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2013

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2012 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                  NUMBER OF
                                          TERM OF                                  FUNDS IN
         NAME,            POSITION(S)   OFFICE AND                               FUND COMPLEX
      ADDRESS AND         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY    OTHER DIRECTORSHIPS
          AGE*             THE FUND    TIME SERVED(4)    DURING PAST 5 YEARS     DIRECTOR(1)    HELD BY DIRECTOR(2)
------------------------  -----------  --------------  ------------------------  ------------ ------------------------
DISINTERESTED DIRECTORS

Dr. Judith L. Craven       Director       2001-        Retired.                       78      Director, Belo Corp.
67                                        present                                             (1992 to present);
                                                                                              Director, Sysco Corp.
                                                                                              (1996 to present);
                                                                                              Director, Luby's Inc.
                                                                                              (1998 to present).

William F. Devin           Director       2001-        Retired.                       78      None
74                                        present

Richard W. Grant           Director       2011-        Retired. Prior to that,        29      None
67                                        present      attorney and Partner at
                                                       Morgan Lewis & Brockius
                                                       LLP (1989 to 2011).

Stephen J. Gutman          Director       1984-        Senior Vice President          29      None
69                                        present      and Associate Broker,
                                                       The Corcoran Group (Real
                                                       Estate) (2002 to
                                                       present); Managing
                                                       Member, Beau Brummell --
                                                       Soho, LLC (Licensing of
                                                       menswear specialty
                                                       retailing) (1995 to
                                                       2009); President, SJG
                                                       Marketing, Inc (2009 to
                                                       present).

William J. Shea            Director       2004-        Executive Chairman,            29      Chairman of the Board,
65                                        present      Caliber ID, Inc.                       Royal and SunAlliance
                                                       (medical devices) (2007                U.S.A., Inc. (2004 to
                                                       to Present); Managing                  2006); Director, Boston
                                                       Partner, DLB Capital,                  Private Financial
                                                       LLC (private equity)                   Holdings (2004 to
                                                       (2006 to 2007).                        present); Chairman,
                                                                                              Demoulas Supermarkets
                                                                                              (1999 to Present).
INTERESTED DIRECTOR

Peter A. Harbeck(3)        Director       1994-        President, CEO and             78      None
59                                        present      Director, SunAmerica
                                                       (1995 to present);
                                                       Director, -- SACS (1993
                                                       to present); Chairman,
                                                       Advisor Group, Inc.
                                                       (2004 to present).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2012 -- (UNAUDITED) (CONTINUED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS      OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS       DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------  -----------  -------------- ----------------------------- ------------ -------------------
OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,          N/A             N/A
44                                   present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Donna M. Handel      Treasurer       2002-       Senior Vice President,            N/A             N/A
46                                   present     SunAmerica (2004 to
                                                 present).

Gregory N. Bressler  Secretary       2005-       Senior Vice President and         N/A             N/A
46                   and Chief       present     General Counsel,
                     Legal                       SunAmerica (2005 to
                     Officer                     present).

James Nichols        Vice            2006-       Director, President and           N/A             N/A
46                   President       present     CEO, SACS (2006 to
                                                 present); Senior Vice
                                                 President, SACS (2002 to
                                                 2006); Senior Vice President
                                                 SunAmerica (2002 to
                                                 present).

Timothy Pettee       Vice            August      Chief Investment Officer,         N/A             N/A
54                   President       2008-       SunAmerica (2003 to
                                     present     present).

Katherine Stoner     Vice            2011-       Vice President, SunAmerica        N/A             N/A
56                   President       present     (2011 to present); Vice
                     and Chief                   President, The Variable
                     Compliance                  Annuity Life Insurance
                     Officer                     Company ("VALIC"),
                                                 Western National Life
                                                 Insurance Company ("WNL")
                                                 and American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 May 2011); Vice President,
                                                 VALIC Financial Advisors,
                                                 Inc. (2010 to 2011) and
                                                 VALIC Retirement Services
                                                 Company (2010 to present).

Gregory R. Kingston  Vice            2002-       Vice President, SunAmerica        N/A             N/A
47                   President       present     (2001 to present).
                     and
                     Assistant
                     Treasurer

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2012 -- (UNAUDITED) (CONTINUED)


                                                                             NUMBER OF
                                     TERM OF                                  FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                              FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)   DURING PAST 5 YEARS      DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------- -----------  -------------- -------------------------- ------------ -------------------

Nori L. Gabert       Vice            2005-       Vice President and Deputy      N/A             N/A
59                   President       present     General Counsel,
                     and                         SunAmerica (2005 to
                     Assistant                   present).
                     Secretary

Matthew J. Hackethal Anti-Money      2006-       Chief Compliance Officer,      N/A             N/A
41                   Laundering      present     SunAmerica (2006 to
                     Compliance                  present); Vice President,
                     Officer                     Credit Suisse Asset
                                                 Management LLC (2005 to
                                                 2006).

--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (38 portfolios), SunAmerica Specialty Series (5 funds), VALIC Company I (34 funds), VALIC Company II (15 funds) and Seasons Series Trust (21 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined in the 1940 Act, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 6 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        SHAREHOLDER TAX INFORMATION

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2012. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to you in early 2013.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        RESULTS OF SPECIAL SHAREHOLDER MEETING -- DECEMBER 31, 2012 --
        (UNAUDITED)

On February 23, 2012, a special meeting of the Shareholders was held to consider a proposal to approve a Plan of Liquidation and Distribution for the SunAmerica Municipal Money Market Fund.

The proposal was approved and the voting results were as follows:

                               FOR    AGAINST ABSTAIN
                            --------- ------- -------
                            1,062,817    0       0

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         TRANSFER AGENT             DISCLOSURE OF QUARTERLY
 DR. JUDITH L. CRAVEN       STATE STREET BANK AND     PORTFOLIO HOLDINGS
 WILLIAM F. DEVIN             TRUST COMPANY           The Fund is required to
 RICHARD W. GRANT           P.O. BOX 219373           file its com-plete
 STEPHEN J. GUTMAN          KANSAS CITY, MO 64141     schedule of portfolio
 PETER A. HARBECK                                     holdings with the U.S.
 WILLIAM J. SHEA           CUSTODIAN                  Securities and Exchange
                            STATE STREET BANK AND     Commission for its first
OFFICERS                      TRUST COMPANY           and third fiscal quarters
 JOHN T. GENOY, PRESIDENT   P.O. BOX 5607             on Form N-Q. The Fund's
   AND CHIEF EXECUTIVE      BOSTON, MA 02110          Forms N-Q are available
   OFFICER                                            on the U.S. Securities
 DONNA M. HANDEL,          VOTING PROXIES ON FUND     and Exchange Commission's
   TREASURER               PORTFOLIO SECURITIES       website at
 JAMES NICHOLS, VICE       A description of the       http://www.sec.gov. You
   PRESIDENT               policies and proce-dures   can also review and
 KATHERINE STONER, CHIEF   that the Funds use to      obtain copies of the
   COMPLIANCE OFFICER      determine how to vote      Forms N-Q at the U.S.
 GREGORY N. BRESSLER,      proxies relating to        Securities and Exchange
   CHIEF LEGAL OFFICER     securities held in the     Commission's Public
   AND SECRETARY           Funds' portfolios which    Refer-ence Room in
 NORI L. GABERT, VICE      is available in the        Washington, DC
   PRESIDENT AND           Funds' Statement of        (information on the
   ASSISTANT SECRETARY     Additional Information     operation of the Public
 KATHLEEN FUENTES,         may be obtained without    Reference Room may be
   ASSISTANT SECRETARY     charge upon request, by    ob-tained by calling
 JOHN E. MCLEAN,           calling (800) 858-8850.    1-800-SEC-0330).
   ASSISTANT SECRETARY     This information is also
 GREGORY R. KINGSTON,      available from the EDGAR   PROXY VOTING RECORD ON
   VICE PRESIDENT AND      database on the U.S.       FUND PORTFOLIO SECURITIES
   ASSISTANT TREASURER     Securities and Exchange    Information regarding how
 DIEDRE L. SHEPHERD,       Com-mission's website at   the Funds voted proxies
   ASSISTANT TREASURER     http://www.sec.gov.        relating to securities
 MATTHEW J. HACKETHAL,                                held in the Fund's
   ANTI-MONEY LAUNDERING   DELIVERY OF SHAREHOLDER    portfolio during the most
   COMPLIANCE OFFICER      DOCUMENTS                  recent twelve month
                           The Funds have adopted a   period ended June 30 is
INVESTMENT ADVISER         policy that allows them    available, once filed
 SUNAMERICA ASSET          to send only one copy of   with the U.S. Securities
   MANAGEMENT CORP.        a Fund's prospectus,       and Exchange Commis-sion,
 HARBORSIDE FINANCIAL      proxy material, annual     without charge, upon
   CENTER                  report and semi-annual     request, by calling (800)
 3200 PLAZA 5              report (the "shareholder   858-8850 or on the U.S.
 JERSEY CITY, NJ           documents") to             Securities and Exchange
   07311-4992              share-holders with         Commission's website at
                           multiple accounts          http://www.sec.gov.
DISTRIBUTOR                residing at the same
 SUNAMERICA CAPITAL        "household." This          This report is submitted
   SERVICES, INC.          practice is called         solely for the general
 HARBORSIDE FINANCIAL      householding and reduces   information of
   CENTER                  Fund expenses, which       shareholders of the Fund.
 3200 PLAZA 5              benefits you and other     Distribution of this
 JERSEY CITY, NJ           shareholders. Unless the   report to persons other
   07311-4992              Funds receive              than shareholders of the
                           instructions to the        Fund is authorized only
SHAREHOLDER SERVICING      contrary, you will only    in connection with a
AGENT                      receive one copy of the    currently effective
 SUNAMERICA FUND           shareholder documents.     prospectus, setting forth
   SERVICES, INC.          The Funds will continue    details of the Fund,
 HARBORSIDE FINANCIAL      to household the           which must precede or
   CENTER                  shareholder documents      accompany this report.
 3200 PLAZA 5              indefinitely, until we
 JERSEY CITY, NJ           are instructed otherwise.
   07311-4992              If you do not wish to
                           partic-ipate in
                           householding, please
                           contact Shareholder
                           Services at (800)
                           858-8850 ext. 6010 or
                           send a written request
                           with your name, the name
                           of your fund(s) and your
                           account member(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMANN - 12/12

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         SunAmerica Money Market Funds, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2012, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of
         Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                                      2011      2012
         (a) Audit Fees............................. $58,163   $39,280
         (b) Audit-Related Fees..................... $     0   $     0
         (c) Tax Fees............................... $23,069   $11,875
         (d) All Other Fees......................... $     0   $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2011       2012
         (b) Audit-Related Fees.................... $      0   $      0
         (c) Tax Fees.............................. $      0   $      0
         (d) All Other Fees........................ $      0   $      0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2011 and 2012 were $881,668 and $65,465, respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 8, 2013

By:  /s/ Donna M. Handel
     --------------------------
     Donna M. Handel
     Treasurer

Date: March 8, 2013